Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net income	$ 435,121	$ 8,877	$ 98,999
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	136,958	108,700	113,462
Credit loss provision	(324)	26	0
Amortization of debt discount	(1,280)	(933)	(851)
Amortization and write-off of financing costs	6,704	3,645	4,491
Amortization of deferred dry-docking and special survey costs	10,433	9,056	8,948
Amortization of assumed time charter	(424)	192	191
Equity based payments	7,414	3,655	3,879
Gain on sale of equity securities	(60,161)	0	0
Loss on derivative instruments, net	1,246	1,759	651
(Gain) / Loss on sale of vessels, net	(45,894)	79,120	19,589
Loss on vessels held for sale	0	7,665	2,495
Vessels impairment loss	0	31,577	3,042
Income from equity method investments	(12,859)	(16,195)	(11,369)
Changes in operating assets and liabilities:
Accounts receivable	(12,828)	3,852	7,417
Due from related parties	3,549	5,953	(2,895)
Inventories	(9,917)	91	474
Insurance claims receivable	(4,102)	(1,504)	(2,538)
Prepayments and other	3,133	(853)	(2,072)
Accounts payable	9,639	1,367	(2,371)
Due to related parties	1,261	(41)	277
Accrued liabilities	11,892	3,619	4,133
Unearned revenue	11,347	1,950	811
Other current liabilities	(599)	284	(280)
Dividend from equity method investees	6,370	16,653	6,295
Dry-dockings	(18,882)	(15,481)	(6,280)
Accrued charter revenue	(11,303)	21,250	3,893
Net Cash provided by Operating Activities	466,494	274,284	250,391
Cash Flows From Investing Activities:
Equity method investments	0	0	(55)
Return of capital from equity method investments	8,820	32,996	24,530
Debt securities capital redemption	8,183	0	0
Proceeds from the settlement of insurance claims	1,035	2,228	7,407
Proceeds from sale of equity securities	63,963	0	0
Vessel acquisition and advances/Additions to vessel cost	(992,093)	(101,917)	(61,975)
Proceeds from the sale of vessels, net	122,636	30,296	21,235
Net Cash used in Investing Activities	(787,456)	(36,397)	(8,858)
Cash Flows From Financing Activities:
Proceeds from long-term debt and finance leases	1,225,397	285,903	448,000
Repayment of long-term debt and finance leases	(655,400)	(451,038)	(597,607)
Payment of financing costs	(16,140)	(7,478)	(3,891)
Swap termination	0	(2,095)	0
Retirement of preferred stock	0	(1,684)	0
Dividends paid	(71,263)	(65,470)	(58,655)
Net Cash provided by / (used in) Financing Activities	482,594	(241,862)	(212,153)
Net increase / (decrease) in cash, cash equivalents and restricted cash	161,632	(3,975)	29,380
Cash, cash equivalents and restricted cash at beginning of the year	191,896	195,871	166,491
Cash, cash equivalents and restricted cash at end of the year	353,528	191,896	195,871
Supplemental Cash Information:
Cash paid during the year for interest, net of capitalized interest	71,813	63,725	83,152
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	$ 12,655	$ 13,783	$ 18,503